Consolidated Statements Changes in Equity (Capital Deficiency) (USD $) In Thousands, except Share data		Ordinary Shares		Additional paid-in capital	Accumulated deficit	Total
Beginning Balance at Dec. 31, 2008		$ 5		$ 15,961	$ (15,832)	$ 134
Beginning Balance (in shares) at Dec. 31, 2008		47,061,936
Net loss					(2,724)	(2,724)
Exercise of options by employees	[1]	0		0		0
Exercise of options by employees (in shares)		458,722
Employee and non-employee share-based compensation expenses				594		594
Redemption of beneficial conversion feature of convertible loan				(308)		(308)
Issuance of ordinary shares, net of issuance cost		0	[1]	965		965
Issuance of ordinary shares, net of issuance cost (in shares)		817,722
Ending Balance at Dec. 31, 2009		5		17,212	(18,556)	(1,339)
Ending Balance (in shares) at Dec. 31, 2009		48,338,380
Net loss					(3,420)	(3,420)
Employee and non-employee share-based compensation expenses				1,640		1,640
Issuance of ordinary shares, net of issuance cost		0	[1]	1,781		1,781
Issuance of ordinary shares, net of issuance cost (in shares)		1,525,421
Issuance of warrants, net of issuance costs				424		424
Ending Balance at Dec. 31, 2010		5		21,057	(21,976)	(914)
Ending Balance (in shares) at Dec. 31, 2010		49,863,801
Net loss					(14,665)	(14,665)
Exercise of options by employees		0	[1]	1,500		1,500
Exercise of options by employees (in shares)		1,000,000
Employee and non-employee share-based compensation expenses		1		11,605		11,606
Employee and non-employee share-based compensation expenses (in shares)		2,993,785
Issuance of ordinary shares, net of issuance cost		0	[1]	805		805
Issuance of ordinary shares, net of issuance cost (in shares)		802,866
Issuance of shares and warrants, net of issuance costs		1		7,653		7,654
Issuance of shares and warrants, net of issuance costs (in shares)		12,992,269
Conversion of convertible loans		0		768		768
Conversion of convertible loans (in shares)		526,225
Ending Balance at Dec. 31, 2011		$ 7		$ 43,388	$ (36,641)	$ 6,754
Ending Balance (in shares) at Dec. 31, 2011		68,178,946

[1]	* Represents an amount less than $1